BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
Schedule of fair value of assets acquired and liabilities assumed

RMB
Cash consideration	369,953
Fair value of non-controlling interests	344
Fair values of identifiable assets acquired and liabilities assumed
Current assets	56,699
Property and equipment, net	299,323
Intangible assets, net	195,000
Other current liabilities	(518,971)
Deferred income tax liabilities	(9,209)
Net assets acquired	22,842
Goodwill	347,455

Schedule of pro forma financial information

	Year Ended December 31,
	2018	2019
	RMB	RMB
Revenue	3,723,290	7,326,364
Net loss	(1,672,198)	(3,504,361)
Net loss per share-basic and diluted	(9.60)	(15.33)